Income Taxes - Reconciliation of income tax expense at the statutory rate to actual income tax expense (Details 1) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Computed at the statutory rate (34%)									$ 1,391,670	$ 1,328,312
Increase (decrease) resulting from
Tax exempt interest									(454,067)	(503,089)
State income taxes, net									188,690	173,879
Increase in cash surrender value									(59,646)	(63,235)
Other									378	(1,821)
Actual tax expense	$ 218,785	$ 230,247	$ 327,139	$ 290,854	$ 183,641	$ 260,619	$ 176,277	$ 313,509	$ 1,067,025	$ 934,046
Tax expense as a percentage of pre-tax income									26.07%	23.91%